Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013 Pro Forma	Apr. 23, 2014 Pro Forma	Dec. 31, 2013 Servicer Advance Notes	Mar. 28, 2014 Notes Payable and Repurchase Agreements	Dec. 31, 2013 Notes Payable and Repurchase Agreements	Mar. 28, 2014 Notes Payable and Repurchase Agreements Lower Range	Mar. 28, 2014 Notes Payable and Repurchase Agreements Upper Range	Dec. 31, 2013 Agency RMBS
Face value of Agency RMBS acquired subsequent to period end								$ 154,200
Weighted average accounting yield					0.65%			1.33%
Benchmark interest change					0.125%			0.125%
Potential increase in interest income								200
Securitization interest rate based on repurchase agreements previously sponsored at Springleaf					2.17%
Variable interest rate basis description			One-month LIBOR		one-month LIBOR
Variable Interest Rate Spread					2.00%
Repurchase agreement related to Consumer Loan Companies					150,000
Funding costs of repurchase agreements					4.17%
Funding costs of notes payable - servicer advance investments				3.01%		2.48%	3.77%
Percentage of servicer advance investments financed by floating rate debt			66.70%
Potential increase in interest expense					2,000
Management fee rate (percent)	1.50%
Fair value of options	$ 1,300
Offering price		$ 6.23